7. Related-Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related-Party Transactions Details
Loans due to stockholders	$ 3,500	$ 3,500	$ 3,500